Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jana L Cresswell

Partner

jcresswell@stradley.com

215.564.8048

1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

December 17, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment/Amendment Nos. 148/149 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). This Amendment is being filed for the purpose of registering a new class of shares, Class P2 shares, of the UBS Engage For Impact Fund, with the Registrant’s Registration Statement.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

Please direct questions or comments relating to the Amendment to Jamie M. Gershkow at 212.404.0654, or in her absence, to me at the above-referenced telephone number.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell